------------------------
                                                        OMB APPROVAL
                                                        ------------------------
                                                        OMB Number: 3235-0570
                                                        Expires: August 31, 2011
                                                        Estimated average burden
                                                        hours per response: 18.9
                                                        ------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21701
                                   ---------------------------------------------

                              The Destination Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

2001 North Main Street, Suite 270         Walnut Creek, California       94596
--------------------------------------------------------------------------------
            (Address of principal executive offices)                  (Zip code)

                              Wade R. Bridge, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (925) 935-2900
                                                    ----------------------------

Date of fiscal year end:     August 31, 2008
                          -----------------------

Date of reporting period:    August 31, 2008
                          -----------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     REPORTS TO STOCKHOLDERS.

                                DESTINATION FUNDS

                         Destination Select Equity Fund


                                  ANNUAL REPORT

                                 AUGUST 31, 2008


                               INVESTMENT ADVISOR
                      Destination Capital Management, Inc.
                                Walnut Creek, CA

                              THE DESTINATION FUNDS
                         1277 TREAT BOULEVARD, SUITE 200
                         WALNUT CREEK, CALIFORNIA 94597

                                                                October 29, 2008

To Our Shareholders:

We are very pleased to present to you the Annual Report covering the second full fiscal year of operations for the Destination Select Equity Fund ("Destination" or the "Fund").

For the year ending August 31, 2008 the Fund produced a return of -0.72% which compares favorably to a return of -11.14% for the S&P 500 Index(R) for the same period. As you may know, the S&P 500 Index (R) is an index of 500 companies and is commonly used as a comparison benchmark for large capitalization equities. Though it pains us to see any decline in Fund assets, we view Destination's performance relative to its benchmark over this period as quite satisfactory.

As you know, to select securities for the Fund's portfolio we use a predominantly bottom-up investment approach very much focused on the long term. We seek to buy great businesses, but only when we feel that the price we must pay to purchase the security provides for an attractive opportunity for price appreciation while simultaneously affording us a comfortable margin of safety in the event we are wrong in our assessment of the company's prospects.

Though our focus is on bottom-up analysis, we are quite aware of the macroeconomic environment in which the companies we own operate. Beginning in late 2007 we found it increasingly challenging to identify new investment opportunities which offered sufficient potential investment returns to compensate for the risks we identified in owning the companies. Accordingly, we began positioning Destination more defensively and began to accumulate cash in the Fund. Though we don't operate Destination with a net cash target level, we expect that our elevated cash balances will return to more normalized levels in due course.

Despite the numerous challenges facing the equity markets, we were quite pleased with the stock price performance of several of Destination's holdings which managed to produce positive returns for the Fund during the reporting period.

The position benefiting Destination's performance the most for the fiscal year ended August 31 was once again the Fund's holdings in MasterCard Incorporated. Though subsequent to the fiscal year end period the company's share price has fallen sharply, we remain confident in the company's execution of its business plan, the secular trends shaping the payment industry and the overall strength of its management team and we remain shareholders in the company.

Another position contributing to Fund performance was Wrigley. Wrigley has been a Fund holding since March of 2006 and during April of this year the company announced it had agreed to be acquired by private confectionary company Mars, Inc. with financing provided in part by Berkshire Hathaway. The announcement of the transaction provided for a sharp increase in the stock price of Wrigley as the acquisition price offered a meaningful premium to the then-current price of Wrigley shares. The takeover closed on October 6, 2008.

Another position benefiting the Fund was Wal Mart. The company's stock price has appreciated substantially this year as investors have acknowledged the merits of the company's business proposition of providing a broad spectrum of merchandise to shoppers at aggressive prices. This business model has proven to be particularly attractive as shoppers increasingly seek bargains in light of the current challenging economic environment.

Other  positions   contributing  to  Fund  performance  include  Western  Union,
McDonalds, Johnson & Johnson and Baxter.

Numerous Fund holding's offset this positive performance. International Game Technology ("IGT"), the largest manufacturer of casino gaming equipment, produced the largest loss for the Fund. We had owned shares in IGT with the expectation that the company could continue to expand its international presence while maintaining its market share in the United States as the company continues to develop its innovative server-based gaming technologies. However as the economic downturn worsened the stock continued to fall in value. Subsequent to the fiscal year end we have sold all shares of IGT.

The Fund's holdings in General Electric also detracted from performance. As an industrial conglomerate, the company's operations touch many different aspects of the global economy. In fact, part of our investment thesis for this company centers on the company's global infrastructure business which is well positioned to continue to provide products and services important to the economic development of expanding economies globally over the long-term. However, the company also has substantial operations in financial services, including commercial and consumer finance businesses which has created considerable near-term headwinds for the stock. Though not pleased with recent stock price performance, we believe our long-term thesis remains intact and we continue to maintain our position.

Another position detracting from this year's performance is Nokia, a company we mentioned last year as contributing to last year's positive results. Nokia's share price has fallen as global cellular phone competition has accelerated and macroeconomic concerns affect investor perception of global handset demand. However, as identified last year, we have confidence in the company's ability to maintain and even grow its market share in both developing and developed markets. Furthermore, even with a more challenging economic environment we believe the company's operational prowess can result in sustained operating margins as it continues to produce a complete product line from high-end smart phones to entry-level low-priced handsets.

Finally our holdings in Legg Mason also produced a substantial loss to the Fund. In owning the position we expected the company to begin to turnaround its operations and stop the outflows of assets from its investment products. However, earlier in the year it became clear that the company would require more time to fix its operations than we initially surmised, so we sold our holdings. However, as of the date of this letter we have reestablished an ownership position in Legg Mason, after the price of the company's shares plummeted in excess of 75% since we sold our shares. We viewed this share price drop to be an extreme market overreaction not based on company fundamentals.

Other positions detracting from the Fund's performance for the period included Home Depot, Gannett, Getty Images and Carnival Cruise Lines, all of which were sold during the year.

Finally, we would once again like to take this occasion to express our gratitude to you for the trust you have placed in us. Managing your money is a responsibility we take very seriously and we very much appreciate the opportunity you have given us. Thank you for your continued support.

Sincerely,

Michael Yoshikami                                    Craig Gentry


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RESULTS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. PERFORMANCE DATA, CURRENT TO THE MOST RECENT MONTH-END, ARE AVAILABLE BY CALLING 1-866-738-1128.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund's prospectus contains this and other important information. To obtain a copy of the Fund's prospectus please call 1-866-738-1128 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Destination Select Equity Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Advisor's current opinions and views of the financial markets. Although the Advisor believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. Securities discussed in the Letter to Shareholders are provided for informational purposes only and should not be considered a recommendation by the Advisor.

                         DESTINATION SELECT EQUITY FUND

        Comparison of the Change in Value of a $10,000 Investment in the Destination Select Equity Fund versus the S&P 500 Index

                              [LINE GRAPH OMITTED]

                  DESTINATION SELECT
                      EQUITY FUND                S&P 500 INDEX
                  ---------------------      --------------------

                  DATE           VALUE       DATE          VALUE
                  ----          -------      ----         -------
                  12/29/2005    $10,000      12/29/2005   $10,000
                  2/28/2006      10,000      2/28/2006     10,242
                  5/31/2006       9,990      5/31/2006     10,207
                  8/31/2006      10,200      8/31/2006     10,528
                  11/30/2006     11,250      11/30/2006    11,364
                  2/28/2007      11,353      2/28/2007     11,468
                  5/31/2007      12,405      5/31/2007     12,533
                  8/31/2007      11,727      8/31/2007     12,122
                  11/30/2007     12,273      11/30/2007    12,241
                  2/29/2008      11,434      2/29/2008     11,056
                  5/31/2008      12,073      5/31/2008     11,694
                  8/31/2008      11,643      8/31/2008     10,771

Past performance is not predictive of future performance.

--------------------------------------------------------------------------------
                        AVERAGE ANNUAL TOTAL RETURNS (a)
                      (FOR PERIODS ENDED AUGUST 31, 2008)

                                                    1 YEAR    SINCE INCEPTION(b)
                                                    ------    ------------------
Destination Select Equity Fund                      (0.72%)         5.86%
S&P 500 Index                                      (11.14%)         2.82%
--------------------------------------------------------------------------------

(a) The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)   Commencement of operations was December 29, 2005.

DESTINATION SELECT EQUITY FUND
SUPPLEMENTARY PORTFOLIO INFORMATION
AUGUST 31, 2008 (UNAUDITED)
================================================================================

                DESTINATION SELECT EQUITY FUND VS S&P 500 INDEX
                    SECTOR DIVERSIFICATION (% OF NET ASSETS)

                              [BAR CHART OMITTED]

                                           DESTINATION
                                             SELECT
                                             EQUITY          S&P 500
                                              FUND            INDEX
                                        --------------------------------
       Consumer Discretionary                 13.2%            8.5%
       Consumer Staples                       18.9%           11.4%
       Energy                                  3.9%           13.8%
       Financials                              7.7%           15.1%
       Health Care                            13.7%           12.7%
       Industrials                             8.8%           11.5%
       Information Technology                 21.7%           16.5%
       Materials                               0.0%            3.7%
       Telecommunications Services             2.6%            3.2%
       Utilities                               0.0%            3.7%
       Cash Equivalents                        9.5%            0.0%

                             TOP 10 EQUITY HOLDINGS
--------------------------------------------------------------------------------

           SECURITY DESCRIPTION                      % OF NET ASSETS
           -------------------------------           ---------------
           MasterCard, Inc. - Class A                     6.2%
           Wm. Wrigley Jr. Co. *                          5.9%
           Johnson & Johnson                              5.3%
           Microsoft Corp.                                4.5%
           Wal-Mart Stores, Inc.                          4.3%
           Nokia Corp. - ADR                              4.2%
           General Electric Co.                           4.1%
           Marsh & McLennan Cos., Inc.                    3.9%
           Exxon Mobil Corp.                              3.9%
           Automatic Data Processing, Inc.                3.9%

DESTINATION SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2008
================================================================================
   SHARES   COMMON STOCKS - 90.4%                                      VALUE
--------------------------------------------------------------------------------

            AEROSPACE & DEFENSE - 1.1%
      150   United Technologies Corp.                              $      9,839
                                                                   ------------

            BEVERAGES - 1.8%
      320   Coca-Cola Co. (The)                                          16,662
                                                                   ------------

            COMMERCIAL BANKS - 3.3%
      960   U.S. Bancorp                                                 30,586
                                                                   ------------

            COMMUNICATIONS EQUIPMENT - 4.2%
    1,550   Nokia Corp. - ADR                                            39,014
                                                                   ------------

            DIVERSIFIED FINANCIAL SERVICES - 0.5%
      100   Moody's Corp.                                                 4,066
                                                                   ------------

            FOOD & STAPLES RETAILING - 7.2%
      410   Costco Wholesale Corp.                                       27,495
      665   Wal-Mart Stores, Inc.                                        39,282
                                                                   ------------
                                                                         66,777
                                                                   ------------

            FOOD PRODUCTS - 7.9%
      500   Campbell Soup Co.                                            18,405
      630   Wm. Wrigley Jr. Co.                                          50,072
       60   Wm. Wrigley Jr. Co. - Class B                                 4,752
                                                                   ------------
                                                                         73,229
                                                                   ------------

            HEALTH CARE EQUIPMENT & SUPPLIES - 5.6%
      390   Baxter International, Inc.                                   26,426
      375   Stryker Corp.                                                25,196
                                                                   ------------
                                                                         51,622
                                                                   ------------

            HOTELS, RESTAURANTS & LEISURE - 6.4%
    1,230   International Game Technology                                26,359
      525   McDonald's Corp.                                             32,576
                                                                   ------------
                                                                         58,935
                                                                   ------------

            HOUSEHOLD PRODUCTS - 1.9%
      250   Procter & Gamble Co. (The)                                   17,442
                                                                   ------------

            INDUSTRIAL CONGLOMERATES - 4.1%
    1,335   General Electric Co.                                         37,513
                                                                   ------------

            INSURANCE - 3.9%
    1,135   Marsh & McLennan Cos., Inc.                                  36,241
                                                                   ------------

            IT SERVICES - 13.0%
      810   Automatic Data Processing, Inc.                              35,948
      235   MasterCard, Inc. - Class A                                   56,999
      975   Western Union Co.                                            26,930
                                                                   ------------
                                                                        119,877
                                                                   ------------

            MACHINERY - 3.6%
      875   Graco, Inc.                                                  33,381
                                                                   ------------

DESTINATION SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES   COMMON STOCKS - 90.4% (CONTINUED)                          VALUE
--------------------------------------------------------------------------------

            MEDIA - 6.8%
      350   Comcast Corp. - Class A                                $      7,413
      830   DreamWorks Animation SKG, Inc. - Class A (a)                 26,460
      100   McGraw-Hill Cos., Inc. (The)                                  4,284
      750   Walt Disney Co. (The)                                        24,262
                                                                   ------------
                                                                         62,419
                                                                   ------------

            OIL, GAS & CONSUMABLE FUELS - 3.9%
      450   Exxon Mobil Corp.                                            36,004
                                                                   ------------

            PHARMACEUTICALS - 8.1%
      700   Johnson & Johnson                                            49,301
    1,350   Pfizer, Inc.                                                 25,799
                                                                   ------------
                                                                         75,100
                                                                   ------------

            SOFTWARE - 4.5%
    1,530   Microsoft Corp.                                              41,754
                                                                   ------------

            WIRELESS TELECOMMUNICATION SERVICES - 2.6%
      950   Vodafone Group plc - ADR                                     24,273
                                                                   ------------

            TOTAL COMMON STOCKS (Cost $751,934)                    $    834,734
                                                                   ------------

================================================================================
SHARES      SHORT TERM INVESTMENTS - 10.8%                          VALUE
--------------------------------------------------------------------------------

   44,338   AIM Liquid Assets Portfolio (The), 2.539% (b)          $     44,338
   42,256   AIM Short Term Investments Company
              Prime Portfolio (The), 2.361% (b)                          42,256
   12,795   Fidelity Institutional Money Market Portfolio
              - Select Class, 2.627% (b)                                 12,795
                                                                   ------------

            TOTAL SHORT TERM INVESTMENTS (Cost $99,389)            $     99,389
                                                                   ------------

            TOTAL INVESTMENTS AT VALUE - 101.2% (Cost $851,323)    $    934,123

            LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2%)              (11,380)
                                                                   ------------

            TOTAL NET ASSETS - 100.0%                              $    922,743
                                                                   ============

(a)   Non-income producing security.

(b) Variable rate security. The rate shown is the effective 7-day yield as of August 31, 2008.

ADR - American Depositary Receipt

See accompanying notes to financial statements.

DESTINATION SELECT EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2008
================================================================================

ASSETS
   Investments in securities:
      At acquisition cost                                          $    851,323
                                                                   ============
      At value                                                     $    934,123
   Dividends receivable                                                   1,690
   Receivable from Advisor (Note 4)                                      13,423
   Other assets                                                           5,685
                                                                   ------------
Total assets                                                            954,921
                                                                   ------------
LIABILITIES
   Accrued liabilities:
      Payable for investment securities purchased                        23,121
      Payable to Administrator (Note 4)                                   5,510
      Other accrued expenses and liabilities                              3,547
                                                                   ------------
Total liabilities                                                        32,178
                                                                   ------------

NET ASSETS                                                         $    922,743
                                                                   ============
NET ASSETS CONSIST OF:
   Paid-in capital                                                 $    881,831
   Accumulated undistributed net investment income                        4,941
   Accumulated net realized losses
      from security transactions                                        (46,829)
   Net unrealized appreciation on investments                            82,800
                                                                   ------------

NET ASSETS                                                         $    922,743
                                                                   ============
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value)                 83,044
                                                                   ============
Net asset value, offering price and
   redemption price per share (a)                                  $      11.11
                                                                   ============

(a) Redemption price may differ from the net asset value per share depending upon the length of time the shares are held (Note 2).

See accompanying notes to financial statements.

DESTINATION SELECT EQUITY FUND
STATEMENT OF OPERATIONS
YEAR ENDED AUGUST 31, 2008
================================================================================

INVESTMENT INCOME
   Dividend income                                                 $     19,282
   Foreign withholding taxes on dividends                                  (199)
                                                                   ------------
Total investment income                                                  19,083
                                                                   ------------

EXPENSES
   Fund accounting fees (Note 4)                                         30,089
   Professional fees                                                     27,154
   Administration fees (Note 4)                                          24,000
   Transfer agent fees (Note 4)                                          17,500
   Trustees' fees and expenses (Note 4)                                  15,511
   Compliance fees (Note 4)                                              12,000
   Insurance expense                                                      7,577
   Investment advisory fees (Note 4)                                      6,671
   Custody and bank service fees                                          5,920
   Postage and supplies                                                   4,318
   Registration fees                                                      1,633
   Other expenses                                                         6,406
                                                                   ------------
Total expenses                                                          158,779
   Less fees waived and expenses reimbursed
      by the Advisor (Note 4)                                          (147,661)
                                                                   ------------
Net expenses                                                             11,118
                                                                   ------------

NET INVESTMENT INCOME                                                     7,965
                                                                   ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
   Net realized losses from security transactions                       (46,396)
   Net change in unrealized appreciation/
      depreciation on investments                                        32,498
                                                                   ------------
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS                       (13,898)
                                                                   ------------

NET DECREASE IN NET ASSETS FROM OPERATIONS                         $     (5,933)
                                                                   ============

See accompanying notes to financial statements.

DESTINATION SELECT EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================
                                                     YEAR ENDED     YEAR ENDED
                                                     AUGUST 31,     AUGUST 31,
                                                        2008           2007
--------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                           $      7,965    $      5,887
   Net realized gains (losses) from security
      transactions                                      (46,396)         24,510
   Net change in unrealized
      appreciation/depreciation on
      investments                                        32,498          53,830
                                                   ------------    ------------
Net increase (decrease) in net assets from
   operations                                            (5,933)         84,227
                                                   ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                            (6,828)         (3,750)
   From net realized gains on investments               (24,947)         (3,168)
                                                   ------------    ------------
Decrease in net assets from distributions to
   shareholders                                         (31,775)         (6,918)
                                                   ------------    ------------
CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                             82,619         265,428
   Net asset value of shares issued in
      reinvestment of distributions
      to shareholders                                    31,775           6,918
   Payments for shares redeemed                         (15,172)           (565)
                                                   ------------    ------------
Net increase in net assets from capital share
   transactions                                          99,222         271,781
                                                   ------------    ------------
TOTAL INCREASE IN NET ASSETS                             61,514         349,090

NET ASSETS
   Beginning of year                                    861,229         512,139
                                                   ------------    ------------
   End of year                                     $    922,743    $    861,229
                                                   ============    ============

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME    $      4,941    $      3,810
                                                   ============    ============

CAPITAL SHARE ACTIVITY
   Shares sold                                            7,380          23,442
   Shares reinvested                                      2,725             614
   Shares redeemed                                       (1,299)            (50)
                                                   ------------    ------------
   Net increase in shares outstanding                     8,806          24,006
   Shares outstanding at beginning of year               74,238          50,232
                                                   ------------    ------------
   Shares outstanding at end of year                     83,044          74,238
                                                   ============    ============


See accompanying notes to financial statements.

DESTINATION SELECT EQUITY FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

==========================================================================================================
                                                                 YEAR ENDED     YEAR ENDED    PERIOD ENDED
                                                                 AUGUST 31,     AUGUST 31,     AUGUST 31,
                                                                   2008           2007          2006 (a)
----------------------------------------------------------------------------------------------------------

  Net asset value at beginning of period                        $    11.60     $    10.20     $    10.00
                                                                ----------     ----------     ----------
  Income (loss) from investment operations:
    Net investment income                                             0.10           0.09           0.03
    Net realized and unrealized gains (losses) on investments        (0.16)          1.44           0.17
                                                                ----------     ----------     ----------
  Total from investment operations                                   (0.06)          1.53           0.20
                                                                ----------     ----------     ----------
  Less distributions:
    From net investment income                                       (0.09)         (0.07)            --
    From net realized gains on security transactions                 (0.34)         (0.06)            --
                                                                ----------     ----------     ----------
  Total distributions                                                (0.43)         (0.13)            --
                                                                ----------     ----------     ----------

  Net asset value at end of period                              $    11.11     $    11.60     $    10.20
                                                                ==========     ==========     ==========

  Total return (b)                                                  (0.72%)        14.97%          2.00%(c)
                                                                ==========     ==========     ==========

  Net assets at the end of period                               $  922,743     $  861,229     $  512,139
                                                                ==========     ==========     ==========

RATIOS/SUPPLEMENTARY DATA:
  Ratio of gross expenses to average net assets                     17.87%         22.23%         42.55%(e)

  Ratio of net expenses to average net assets (d)                    1.25%          1.25%          1.24%(e)

  Ratio of net investment income to average net assets (d)           0.90%          0.81%          0.80%(e)

  Portfolio turnover rate                                              17%            34%            22%(e)

(a) Represents the period from the commencement of operations (December 29, 2005) through August 31, 2006.

(b) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)   Not annualized.

(d)   Ratio  was   determined   after   advisory   fee   waivers   and   expense
      reimbursements.

(e)   Annualized.

See accompanying notes to financial statements.

DESTINATION SELECT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2008
================================================================================

1.    ORGANIZATION

The Destination Select Equity Fund (the "Fund") is a diversified series of The Destination Funds (the "Trust"), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated December 14, 2004. On April 11, 2005, 10,000 shares of the Fund were issued for cash, at $10.00 per share, to YCMNET Advisors, Inc., an affiliate of the investment advisor to the Fund. The Fund commenced operations on December 29, 2005.

The investment objective of the Fund is long-term capital appreciation.

2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund's significant accounting policies:

SECURITIES VALUATION - The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Common stocks and other equity-type securities that are traded on a securities exchange are valued at the last quoted sales price at the close of regular trading on the day the valuation is made, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities and other assets that do not have market quotations readily available or are considered to be unreliable due to market or other events will be valued at their fair values as determined under procedures adopted by the Fund's Board of Trustees. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

SHARE VALUATION - The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed within 90 days of the date of purchase. During the years ended August 31, 2008 and 2007, no redemption fees were collected.

INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Other non-cash dividends are recognized as investment income at the fair value of the property received.

SECURITY TRANSACTIONS - Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The tax character of distributions paid during the year ended August 31, 2008 was $24,969 of ordinary income and $6,806 of long-term capital gains. The tax character of distributions paid during the year ended August 31, 2007 was $6,918 of ordinary income. Dividends and distributions to shareholders are recorded on the ex-dividend date.

DESTINATION SELECT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX - It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes is required.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of August 31, 2008:

            Tax cost of portfolio investments           $    851,323
                                                        ============
            Gross unrealized appreciation               $    137,714
            Gross unrealized depreciation                    (54,914)
                                                        ------------
            Net unrealized appreciation                 $     82,800
            Undistributed ordinary income                      4,941
            Post-October losses                              (46,764)
            Capital loss carryforward                            (65)
                                                        ------------
            Distributable earnings                      $     40,912
                                                        ============

As of August 31, 2008, the Fund had a capital loss carryforward of $65 which expires August 31, 2016. In addition, the Fund had net realized losses of $46,764 during the period November 1, 2007 through August 31, 2008, which are treated for federal income tax purposes as arising during the Fund's tax year ending August 31, 2009. These capital loss carryforwards and "post-October" losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The Financial Accounting Standards Board's ("FASB") Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes" provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Based on management's analysis, the adoption of FIN 48 does not have a material impact on these financial statements. The statute of limitations on the Fund's tax returns remains open for the tax years ended August 31, 2006 and August 31, 2007.

DESTINATION SELECT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

3.    INVESTMENT TRANSACTIONS

During the year ended August 31, 2008, cost of purchases and proceeds from sales of investment securities, other than short-term investments, was $160,662 and $140,278, respectively.

4.    TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT
Destination Capital Management, Inc. (the "Advisor") serves as the investment advisor to the Fund. For its services, the Fund pays the Advisor, on a monthly basis, an investment advisory fee at the annual rate of 0.75% of its average daily net assets.

The Advisor has contractually agreed to reduce its advisory fees and to reimburse the Fund's operating expenses to the extent necessary so that the Fund's ordinary operating expenses do not exceed an amount equal to 1.25% annually of its average net assets. This expense limitation agreement remains in effect through December 31, 2017. During the year ended August 31, 2008, the Advisor waived its entire investment advisory fee of $6,671 and reimbursed other Fund expenses totaling $140,990.

The Advisor has concurrently entered into an agreement with the Fund which permits the Advisor to recover fee reductions and expense reimbursements on behalf of the Fund, but only for a period of three years after such reduction or reimbursement, and only if such recovery will not cause the Fund's expense ratio to exceed the annual rate of 1.25%. As of August 31, 2008, the Advisor may in the future recoup fee reductions and expense reimbursements totaling $386,695. The Advisor may recoup a portion of this amount no later than the dates as stated below:

           August 31, 2009      August 31, 2010      August 31, 2011
           ---------------      ---------------      ---------------
               $86,257              $152,777             $147,661

The Chief Compliance Officer to the Trust is an officer of the Advisor. The Fund reimburses the Advisor $12,000 annually for compliance services provided to the Trust.

TRUSTEE FEES
The Fund pays each Trustee who is not affiliated with the Advisor a per meeting fee of $1,000. Trustees who are affiliated with the Advisor do not receive compensation.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement with the Trust, Ultimus Fund Solutions, LLC ("Ultimus") provides internal regulatory compliance services and executive and administrative services for the Fund. Ultimus supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. For these services, the Fund pays to Ultimus, on a monthly basis, a fee equal to 0.15% per annum of the Fund's average daily net assets up to $50 million, 0.125% of such assets from $50 million to $100 million, 0.10% of such assets from $100 million to $250 million, 0.075% of such assets from $250 million to $500 million and 0.05% of such assets in excess of $500 million, provided, however, that the minimum fee is $2,000 per month.

DESTINATION SELECT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

FUND ACCOUNTING AGREEMENT
Under the terms of a Fund Accounting Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, Ultimus receives a base fee of $2,500 per month, plus an asset-based fee at the annual rate of 0.01% of the average value of the Fund's daily net assets. In addition, the Fund pays all costs of external pricing services.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives from the Fund a fee payable monthly at an annual rate of $24 per account, provided, however, that the minimum fee is $1,500 per month. Effective August 1, 2008, the monthly minimum was reduced to $1,000 if the Fund has fewer than 100 accounts. In addition, the Fund pays out-of-pocket expenses, including but not limited to, postage and supplies.

DISTRIBUTION AGREEMENT
Under the terms of a Distribution Agreement, Ultimus Fund Distributors, LLC (the "Distributor") serves as principal underwriter to the Fund. The Distributor receives no compensation from the Fund for acting as principal underwriter. However, the Distributor receives annual compensation of $6,000 from the Advisor for such services.

Certain Trustees and officers of the Fund are directors and officers of the Advisor, or of Ultimus, or of the Distributor.

5.    CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

6.    NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of August 31, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

[GRAPHIC OMITTED]  BRIGGS
                   BUNTING &
                   DOUGHERTY, LLP

                   CERTIFIED
                   PUBLIC ACCOUNTANTS


            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES OF
DESTINATION FUNDS
AND THE SHAREHOLDERS OF DESTINATION SELECT EQUITY FUND

We have audited the accompanying statement of assets and liabilities of the Destination Select Equity Fund, a series of shares of the Destination Funds, including the schedule of investments, as of August 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period December 29, 2005 (commencement of operations) through August 31, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2008 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Destination Select Equity Fund as of August 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period December 29, 2005 through August 31, 2006, in conformity with accounting principles generally accepted in the United States of America.

                                            /s/ BRIGGS, BUNTING & DOUGHERTY, LLP
                                                BRIGGS, BUNTING & DOUGHERTY, LLP

PHILADELPHIA, PENNSYLVANIA
OCTOBER 23, 2008

DESTINATION SELECT EQUITY FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur two types of costs: (1) transactions costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (March 1, 2008) and held until the end of the period (August 31, 2008).

The table below illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge any sales loads. However, a redemption fee of 2% is imposed on the sale of shares within 90 days of the date of purchase.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annualized expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

DESTINATION SELECT EQUITY FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED) (CONTINUED)
================================================================================

------------------------------------------------------------------------------------
                                     Beginning           Ending
                                   Account Value     Account Value    Expenses Paid
                                   March 1, 2008    August 31, 2008   During Period*
------------------------------------------------------------------------------------
Based on Actual Fund Return          $1,000.00         $1,018.30           $6.36
Based on Hypothetical 5% Return
      (before expenses)              $1,000.00         $1,018.90           $6.36
------------------------------------------------------------------------------------

*     Expenses are equal to the Fund's annualized expense ratio of 1.25% for the
      period,   multiplied  by  the  average  account  value  over  the  period, multiplied by 184/365 (to reflect the one-half year period).

OTHER INFORMATION (UNAUDITED)
================================================================================

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-738-1128, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-866-738-1128, or on the SEC's website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-866-738-1128. Furthermore, you may obtain a copy of the filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

FEDERAL TAX INFORMATION (UNAUDITED)
================================================================================

In accordance with federal tax requirements, the following provides shareholders with information concerning distributions from ordinary income and net realized gains made by the Fund during the year ended August 31, 2008. For the year ended August 31, 2008, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate up to a maximum amount of $24,969 as taxed at a maximum rate of 15%, as well as $6,806 as long-term gain distributions. Complete information was computed and reported in conjunction with your 2007 Form 1099-DIV.

DESTINATION SELECT EQUITY FUND
TRUSTEES AND OFFICERS (UNAUDITED)
================================================================================

Overall responsibility for management of the Trust rests with its Trustees. The Trustees serve for terms of indefinite duration until death, resignation, retirement or removal from office. The Trustees, in turn, elect the officers of the Trust to actively supervise the Trust's day-to-day operations. The officers are elected annually. Certain officers of the Trust also may serve as a Trustee.

The Trust is managed by the Trustees in accordance with the laws of the State of Ohio governing business trusts. There are currently five Trustees, four of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act.

The Trustees and executive officers of the Trust, their addresses and their principal occupations during the past five (5) years are as follows:

                                                                                                                     NUMBER OF
                                                                                                                   PORTFOLIOS IN
                                                                                PRINCIPAL OCCUPATION(S) DURING      FUND COMPLEX
                                           LENGTH OF          POSITION(S)      PAST 5 YEARS AND DIRECTORSHIPS OF    OVERSEEN BY
NAME, ADDRESS AND AGE                     TIME SERVED       HELD WITH TRUST            PUBLIC COMPANIES               TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES:
----------------------------------------------------------------------------------------------------------------------------------
*Michael A. Yoshikami                        Since             President      President and Chief Investment             1
Three Ygnacio Center                     December 2004        and Trustee     Strategist of Destination Capital
2001 North Main Street, Suite 270                                             Management, Inc. and YCMNET
Walnut Creek, CA 94596                                                        Advisors, Inc.
Year of birth: 1960
----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:
----------------------------------------------------------------------------------------------------------------------------------

Brian T. Seager                              Since              Trustee       President of BTS Development,              1
Three Ygnacio Center                       April 2005                         Brilor, Inc. and Summit Ridge
2001 North Main Street, Suite 270                                             Communities; Director of American
Walnut Creek, CA 94596                                                        Vantage Companies
Year of birth: 1960
----------------------------------------------------------------------------------------------------------------------------------
Dr. Richard L. Brown                         Since              Trustee       Retired.  Until June 2004,                 1
Three Ygnacio Center                       April 2005                         Psychologist for Fresno School
2001 North Main Street, Suite 270                                             District
Walnut Creek, CA 94596
Year of birth: 1940
----------------------------------------------------------------------------------------------------------------------------------

DESTINATION SELECT EQUITY FUND
TRUSTEES AND OFFICERS (UNAUDITED) (CONTINUED)
================================================================================

                                                                                                                     NUMBER OF
                                                                                                                   PORTFOLIOS IN
                                                                                PRINCIPAL OCCUPATION(S) DURING      FUND COMPLEX
                                           LENGTH OF          POSITION(S)      PAST 5 YEARS AND DIRECTORSHIPS OF    OVERSEEN BY
NAME, ADDRESS AND AGE                     TIME SERVED       HELD WITH TRUST            PUBLIC COMPANIES               TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
(CONTINUED):
----------------------------------------------------------------------------------------------------------------------------------
Michael W. Callahan                           Since             Trustee       President of Emkay Corporation             1
Three Ygnacio Center                       April 2005
2001 North Main Street, Suite 270
Walnut Creek, CA 94596
Year of birth: 1955
----------------------------------------------------------------------------------------------------------------------------------
Sabir S. Jaffer                              Since              Trustee       President of Merit Hospitality             1
Three Ygnacio Center                       April 2005                         Services from January 2003 -
2001 North Main Street, Suite 270                                             present; General Manager of HILBA
Walnut Creek, CA 94596                                                        Star LLP from November 2003 -
Year of birth: 1963                                                           January 2005; General Manager of
                                                                              Westmont Hospitality Group, Inc.
                                                                              from September 1997 - November 2003
----------------------------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS:
----------------------------------------------------------------------------------------------------------------------------------
Robert G. Dorsey                             Since          Vice President    Managing Director of Ultimus Fund
225 Pictoria Drive, Suite 450              April 2005                         Solutions, LLC and Ultimus Fund
Cincinnati, Ohio 45246                                                        Distributors, LLC
Year of birth: 1957
----------------------------------------------------------------------------------------------------------------------------------
Mark J. Seger                                Since             Treasurer      Managing Director of Ultimus Fund
225 Pictoria Drive, Suite 450              April 2005                         Solutions, LLC and Ultimus Fund
Cincinnati, Ohio 45246                                                        Distributors, LLC
Year of birth: 1962
----------------------------------------------------------------------------------------------------------------------------------
John F. Splain                               Since             Secretary      Managing Director of Ultimus Fund
225 Pictoria Drive, Suite 450              April 2005                         Solutions, LLC and Ultimus Fund
Cincinnati, Ohio 45246                                                        Distributors, LLC
Year of birth: 1956
----------------------------------------------------------------------------------------------------------------------------------

DESTINATION SELECT EQUITY FUND
TRUSTEES AND OFFICERS (UNAUDITED) (CONTINUED)
================================================================================

                                                                                PRINCIPAL OCCUPATION(S) DURING
                                           LENGTH OF          POSITION(S)      PAST 5 YEARS AND DIRECTORSHIPS OF
NAME, ADDRESS AND AGE                     TIME SERVED       HELD WITH TRUST            PUBLIC COMPANIES
-------------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS (CONTINUED):
-------------------------------------------------------------------------------------------------------------------
Alexis B. Stice                              Since         Chief Compliance   Chief Compliance Officer of YCMNET
Three Ygnacio Center                       June 2008            Officer       Advisors and Destination Capital
2001 North Main Street, Suite 270                                             Management, Inc. Operations
Walnut Creek, CA 94596                                                        Manager of Net Equity Associates
Year of birth: 1970                                                           (registered investment adviser)
                                                                              from June 2001-September 2004.
                                                                              From September 2004 through the
                                                                              date of her hiring at YCMNET Advisors
                                                                              (June 2008) she was voluntarily out
                                                                              of the work place.
-------------------------------------------------------------------------------------------------------------------

* Mr. Yoshikami is an affiliated person of Destination Capital Management, Inc., the Fund's investment advisor, and is considered an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

      Additional information about members of the Board of Trustees and executive officers is available in the Statement of Additional Information ("SAI"). To obtain a free copy of the SAI, please call 1-866-738-1128.

DESTINATION SELECT EQUITY FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
================================================================================

The Board of Trustees, including a majority of the Independent Trustees voting separately, has reviewed and approved the continuance of the Fund's Investment Advisory Agreement with the Adviser. Approval took place at an in-person meeting, held on April 17, 2008, at which a majority of Trustees were present, including all of the Independent Trustees.

In the course of their consideration of the Investment Advisory Agreement, the Independent Trustees were advised by independent legal counsel. The Independent Trustees received and reviewed a substantial amount of information provided by the Adviser in response to requests of independent legal counsel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement with management and also met in a private session with counsel at which no representatives of the Adviser were present.

In considering the Investment Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below.

      THE NATURE, EXTENT, AND QUALITY OF THE SERVICES PROVIDED BY THE ADVISER. In this regard, the Independent Trustees reviewed the services being provided to the Fund by the Adviser. They discussed the responsibilities of the Adviser under the Advisory Agreement and the Adviser's compensation under the Agreement. The Independent Trustees also reviewed the background and experience of the Adviser's key investment and operating personnel by reviewing the Adviser's Form ADV and the biographies included in the Board materials. After reviewing the foregoing information, the Independent Trustees concluded that the quality, extent and nature of the services provided to the Fund by the Adviser were satisfactory.

      THE INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER. In this regard, the Independent Trustees compared the performance of the Fund with the performance of the S&P 500 Index, the Fund's primary benchmark, over various periods. It was noted by the Independent Trustees that the Fund has performed better than the S&P 500 Index over the relevant periods. The Independent Trustees were also provided with comparative performance statistics of the universe of funds categorized by Morningstar as "Large Cap Blend" funds, which is the category to which the Fund has been assigned. The Independent Trustees noted that, according to statistics derived from Morningstar, the Fund outperformed the average Large Cap Blend fund during 2007. The Independent Trustees also considered the consistency of the Adviser's management of the Fund with the Fund's investment objective and policies.

      THE COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THE RELATIONSHIP WITH THE FUND. In this regard, the Independent Trustees considered the Adviser's staffing, personnel and operations; the financial condition of the Adviser and the level of commitment to the Fund by the Adviser; the asset levels of the Fund; and the overall expenses of the Fund. The Independent Trustees also discussed the Cost Assumption Agreement between the Adviser and YCMNET Advisors, Inc., an affiliate of the Adviser, and reviewed the financial condition of YCMNET. Next, the Independent Trustees reviewed the rate of the advisory fee (0.75%) paid by the Fund under the Advisory Agreement and compared it to the average advisory fee ratios for all

DESTINATION SELECT EQUITY FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
(CONTINUED)
================================================================================

      Large Cap Blend funds (0.52%), Large Cap Blend funds with under $100 million in assets (0.62%), and Large Cap Blend funds with under $50 million in assets (0.65%), according to statistics derived from Morningstar. They also compared the operating expense ratio of the Fund, after fee waivers and expense reductions (1.25%). with the average operating expense ratio for all Large Cap Blend funds (1.11%), Large Cap Blend funds under $100 million in assets (1.28%), and Large Cap Blend funds under $50 million in assets (1.33%), according to statistics derived from Morningstar. The Independent Trustees noted that the Fund's average operating expense ratio was less than the averages for Large Cap Blend funds under $100 million and Large Cap Blend funds under $50 million. The Independent Trustees next considered the profitability of the Adviser. It was noted by the Independent Trustees that the Adviser has yet to recognize a profit with respect to its services to the Fund and, in fact, the Adviser has waived all of its advisory fees to date and, as of February 28, 2008, has reimbursed the Fund for other operating expenses in excess of $300,000. The Independent Trustees considered the "fallout benefits" to the Adviser from its relationship with the Trust, including the additional exposure the Adviser has received as a result of managing the Fund. After consideration of the foregoing, the Independent Trustees concluded that the fees paid to the Adviser by the Fund are reasonable.

      THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS AND WHETHER ADVISORY FEE LEVELS REFLECT THESE ECONOMIES OF SCALE FOR THE BENEFITS OF THE FUND'S INVESTORS. In this regard, the Independent Trustees considered that the Adviser has not received any of its advisory fees because of its commitment to cap annual operating expenses of the Fund at 1.25% of average net assets. The Independent Trustees concluded that, at current asset levels, it would not be relevant to consider the extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale. The Independent Trustees determined, therefore, that it is not necessary or appropriate to introduce fee breakpoints at the present time. The Independent Trustees noted, however, that as net assets of the Fund increase, it may become necessary for the Adviser to consider adding fee breakpoints to the Advisory Agreement.

The Independent Trustees concluded that, based upon the Fund's performance record and other factors, they believe that the Adviser has provided quality advisory services to the Fund. The Independent Trustees indicated that, although the advisory fees of the Fund are higher than the average of such fees for other comparably managed funds, they believe the fees to be reasonable given the quality of services provided by the Adviser, the relatively small size of the Fund, and the absence to date of any profits accruing to the Adviser from the Advisory Agreement. The Independent Trustees also noted that the Fund's average operating expense ratio was less than the average for Large Cap Blend funds, as categorized by Morningstar, with less than $100 million in assets.

After consideration of these and other factors, the Trustees, including all of the Independent Trustees, concluded that it was in the best interests of the Fund and its shareholders to renew the Investment Advisory Agreement for an additional annual period.

ITEM 2.     CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Brian T. Seager. Mr. Seager is "independent" for purposes of this Item.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) AUDIT FEES. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $12,500 and $10,500 with respect to the registrant's fiscal years ended August 31, 2008 and 2007, respectively.

      (b) AUDIT-RELATED FEES. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

      (c) TAX FEES. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $1,500 and $1,500 with respect to the registrant's fiscal years ended August 31, 2008 and 2007, respectively. The services comprising these fees are the preparation of the registrant's federal income and excise tax returns.

      (d) ALL OTHER FEES. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

      (e)(1) The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

      (e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph
             (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

      (f) Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

      (g) With respect to the fiscal years ended August 31, 2008 and 2007, aggregate non-audit fees of $1,500 and $1,500, respectively, were billed by the registrant's accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant's accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

      (h) The principal accountant has not provided any non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.     SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule  30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH       Code of Ethics

Exhibit 99.CERT           Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT        Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Destination Funds
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ Michael A. Yoshikami
                           -----------------------------------------------------
                                    Michael A. Yoshikami, President

Date         November 6, 2008
      ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Michael A. Yoshikami
                           -----------------------------------------------------
                                    Michael A. Yoshikami, President

Date         November 6, 2008
      ------------------------------

By (Signature and Title)*           /s/ Mark J. Seger
                           -----------------------------------------------------
                                    Mark J. Seger, Treasurer

Date         November 6, 2008
      ------------------------------

* Print the name and title of each signing officer under his or her signature.